Carve-out Accounting	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Cytovia Therapeutics Inc [Member]
Carve-out Accounting

  3. Carve-out Accounting

These financials are being prepared based on the proposed acquisition of assets as disclosed in note 7. This are the anticipated historical results based on common control accounting.

Indirect research & development costs were allocated based research & development full-time equivalent approach. The Full Time Employees, who worked on the projects have been assigned on a weekly basis to work a defined percentage of their time per project. The assigned time per week per project then was summarized on a monthly basis. The monthly assigned time per employee per project finally defined the average allocation per project CYT303 and CYT338 for salaries and indirect R&D expenses. Allocated percentage is 36% for the period ended September 30,2023

Selling, general and administrative expenses were allocated based on percentage of full-time equivalent approach of general and administrative personnel. Allocated percentage is 10% for the period ended September 30,2023.

The cost for the rent for the research & development lab has been allocated with the same principle as described above to the two projects CYT303 and CYT338.

  3. Carve-out Accounting

These financials are being prepared based on the proposed acquisition of assets as disclosed in note 4. This are the anticipated historical results based on common control accounting.

Indirect research & development costs were allocated based on research & development full-time equivalent approach. The Full Time Employees, who worked on the projects have been assigned on a weekly basis to work a defined percentage of their time per project. The assigned time per week per project then was summarized on a monthly basis. The monthly assigned time per employee per project finally defined the average allocation per project CYT303 and CYT338 for salaries and indirect R&D expenses. Allocated percentages are 35% and 32% for the years 2021 and 2022 respectively.

Selling, general and administrative expenses were allocated based on percentage of full-time equivalent approach of general and administrative personnel. Allocated percentages are 14% and 12% for the years 2021 and 2022 respectively.

The cost for the rent for the research & development lab has been allocated with the same principle as described above to the two projects CYT303 and CYT338.